Financial instruments - Outstanding assets and liabilities derivatives positions (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Fair value	R$ (1,847,708)	R$ 1,994,382
Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value	(589,915)	(486,713)
Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value	(1,401,797)	2,231,475
Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value	144,004	249,620
Zero cost collar (U.S.$ x R$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value	6,547,200	4,500,200
Fair value	(1,333,266)	1,968,337
Zero cost collar (U.S.$ x R$) | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value	121,865	163,100
Fair value	30,535	(3,148)
NDF (R$ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value	357,500	505,000
Fair value	(77,902)	162,776
NDF (€ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value	68,512	262,088
Fair value	9,371	100,362
Swap US-CPI standing wood | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value	139,342	131,510
Fair value	66,945	230,471
Swap VLSFO/Brent | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value	76,684	142,794
Fair value	46,524	22,297
Derivative Assets | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value	3,044,266	1,529,543
Derivative Assets | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	4,748,394	3,898,011
Fair value	1,618,434	223,776
Derivative Assets | Swap Pre-Fixed to US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value		738,800
Fair value
Derivative Assets | Swap SOFR to Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	1,437,593	2,555,626
Fair value	430,489	1,104,984
Derivative Assets | Swap IPCA to CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	5,229,379	4,320,471
Fair value	308,989	161,542
Derivative Assets | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	3,117,625	644,850
Fair value	679,637	32,560
Derivative Assets | Swap SOFR to SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	150,961	150,961
Fair value	6,717	6,681
Derivative Liabilities | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value	(3,634,181)	(2,016,256)
Derivative Liabilities | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	909,612	1,025,000
Fair value	(1,936,790)	(1,305,740)
Derivative Liabilities | Swap Pre-Fixed to US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value		200,000
Fair value		(203,045)
Derivative Liabilities | Swap SOFR to Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	1,437,593	2,555,626
Fair value	(38,577)	(363,492)
Derivative Liabilities | Swap IPCA to CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	5,078,782	4,274,397
Fair value	(673,422)	(113,897)
Derivative Liabilities | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	610,171	125,000
Fair value	(956,752)	(6,786)
Derivative Liabilities | Swap SOFR to SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	150,961	150,961
Fair value	R$ (28,640)	R$ (23,296)